UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-08842
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                           BBH US MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                40 Water Street, Boston, Massachusetts 02109
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               (Address of principal executive offices) (Zip code)

                                Michael D. Martins
                    Brown Brothers Harriman and Co.
                               140 Broadway
                           New York, New York 10005-1011
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 575-1265
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                     Date of fiscal year end: June 30, 2003
--------------------------------------------------------------------------------
                    Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

BBH U.S. MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
June 30, 2003 (expressed in U.S. dollars)

                                                                       ANNUALIZED
                                                                        YIELD ON
  PRINCIPAL                                                  MATURITY    DATE OF
   AMOUNT                                                      DATE     PURCHASE        VALUE
-------------                                                --------  ----------  ---------------
               BANK NOTE (2.2%)
$  75,000,000  Wells Fargo Bank NA*                          07/28/03     0.968%   $    75,000,000
                                                                                   ---------------

               CERTIFICATES OF DEPOSIT (13.9%)
   50,000,000  Bank of Montreal                              08/20/03     1.660         50,000,000
   35,000,000  Bank of Scotland                              07/31/03     1.220         35,000,290
   50,000,000  Bank of Scotland                              08/18/03     1.190         50,000,000
   40,657,000  Barclays Bank, Plc.                           07/03/03     1.215         40,656,964
   30,000,000  Barclays Bank, Plc.                           08/04/03     1.240         30,000,843
   50,000,000  BNP Paribas                                   07/28/03     1.830         50,004,002
   50,000,000  Credit Agricole Indosuez                      09/26/03     1.030         50,000,000
   10,000,000  Deutsche Bank AG                              07/01/03     2.570         10,000,000
   75,000,000  Deutsche Bank AG                              12/03/03     1.070         75,000,000
   50,000,000  HSBC Bank USA                                 01/09/04     1.400         50,000,000
   35,000,000  Royal Bank of Scotland                        12/05/03     1.230         35,022,597
                                                                                   ---------------
               TOTAL CERTIFICATES OF DEPOSIT                                           475,684,696
                                                                                   ---------------

               COMMERCIAL PAPER (33.5%)
   40,000,000  Bank of America                               07/10/03     1.230         39,987,700
  130,000,000  BMW U.S. Capital LLC                          07/01/03     1.300        130,000,000
   30,000,000  Bristol-Myers Squibb Co.                      08/12/03     1.240         29,956,600
   30,000,000  Bristol-Myers Squibb Co.                      08/20/03     1.250         29,947,917
   25,405,000  City of Chicago, Illinois                     08/13/03     1.250         25,367,069
   24,000,000  Danske Corp.                                  12/19/03     1.030         23,882,580
   30,000,000  General Electric Capital Corp.                08/19/03     1.250         29,948,959
   40,000,000  General Electric Capital Corp.                10/20/03     1.140         39,859,400
   14,000,000  Harvard University                            10/08/03     1.081         13,958,035
   35,000,000  ING Funding LLC                               10/31/03     1.140         34,864,783
   50,000,000  Johnson & Johnson                             07/22/03     1.200         49,965,000
   70,000,000  Lloyds TSB Group, Plc.                        07/03/03     1.200         69,995,334
  100,000,000  Merrill Lynch & Co., Inc.                     07/01/03     1.300        100,000,000
   75,000,000  Morgan Stanley Dean Witter Discover           07/01/03     1.040         75,000,000
   37,500,000  Morgan Stanley Dean Witter Discover           07/18/03     1.300         37,481,583
   70,000,000  Rabobank Nederland NV                         07/08/03     1.163         69,984,007
   40,000,000  Royal Bank of Scotland                        07/07/03     1.180         39,992,133
   25,000,000  Schering Corp.                                12/17/03     1.040         24,877,945

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                      ANNUALIZED
                                                                       YIELD ON
  PRINCIPAL                                                  MATURITY   DATE OF
   AMOUNT                                                      DATE    PURCHASE         VALUE
-------------                                                --------  ---------   ---------------
               COMMERCIAL PAPER (CONTINUED)
$  50,000,000  Societe Generale                              07/01/03     1.200%   $    50,000,000
  130,000,000  UBS Finance, Ltd. (Delaware)                  07/01/03     1.310        130,000,000
   50,000,000  Verizon Network Funding                       08/27/03     1.190         49,905,792
   50,000,000  Volkswagen of America, Inc.                   07/07/03     1.070         49,991,083
                                                                                   ---------------
               TOTAL COMMERCIAL PAPER                                                1,144,965,920
                                                                                   ---------------

               CORPORATE BONDS (3.4%)
   50,000,000  American Express Credit Corp.*                07/14/03     1.220         50,001,622
    1,700,000  Associates Corp. of North America             08/26/03     1.810          1,711,575
   19,650,000  CitiFinancial                                 09/01/03     1.694         19,785,949
   44,935,000  Citigroup Global Market Holdings, Inc.        02/01/04     0.991         46,545,313
                                                                                   ---------------
               TOTAL CORPORATE BONDS                                                   118,044,459
                                                                                   ---------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS (26.5%)
   45,000,000  Federal Farm Credit Bank*                     07/01/03     0.960         45,000,000
   90,000,000  Federal Farm Credit Bank*                     07/01/03     0.935         89,991,884
   37,250,000  Federal Farm Credit Bank                      10/01/03     1.453         37,402,435
   50,000,000  Federal Home Loan Bank*                       07/27/03     0.885         49,979,508
   45,000,000  Federal Home Loan Bank                        08/22/03     1.093         44,928,500
   14,000,000  Federal Home Loan Bank                        11/07/03     1.139         13,942,559
   86,175,000  Federal Home Loan Mortgage Corp.              08/27/03     1.093         86,024,912
    9,000,000  Federal Home Loan Mortgage Corp.              09/15/03     1.680          9,032,600
   58,000,000  Federal Home Loan Mortgage Corp.              11/06/03     1.023         57,787,591
   39,000,000  Federal Home Loan Mortgage Corp.              11/14/03     1.189         38,823,936
   67,100,000  Federal Home Loan Mortgage Corp.              11/15/03     1.868         68,193,465
   30,000,000  Federal National Mortgage Assoc.              08/15/03     1.766         30,081,668
   32,500,000  Federal National Mortgage Assoc.              08/22/03     1.765         32,416,909
   40,000,000  Federal National Mortgage Assoc.              11/05/03     1.145         39,838,428
   10,000,000  Federal National Mortgage Assoc.              11/14/03     1.951         10,100,647
   43,875,000  Federal National Mortgage Assoc.              11/14/03     1.184         43,677,757
   35,000,000  Federal National Mortgage Assoc.              02/06/04     1.276         34,726,222
  100,000,000  Student Loan Marketing Assoc.*                07/01/03     1.074        100,037,404
   75,000,000  Student Loan Marketing Assoc.*                07/09/03     1.074         75,021,263
                                                                                   ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                907,007,688
                                                                                   ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                      ANNUALIZED
                                                                       YIELD ON
  PRINCIPAL                                                  MATURITY   DATE OF
   AMOUNT                                                      DATE    PURCHASE         VALUE
-------------                                                --------  ----------  ---------------
               TIME DEPOSITS (20.3%)
$ 150,000,000  Banc One Corp.                                07/01/03     1.250%   $   150,000,000
  150,000,000  Canadian Imperial Bank of Commerce            07/01/03     1.125        150,000,000
  150,000,000  Dresdner Bank                                 07/01/03     1.250        150,000,000
  150,000,000  Royal Bank of Canada                          07/01/03     1.250        150,000,000
   93,400,000  Societe Generale                              07/01/03     1.344         93,400,000
                                                                                   ---------------
               TOTAL TIME DEPOSITS                                                     693,400,000
                                                                                   ---------------

               REPURCHASE AGREEMENTS (0.0%)
    1,000,000  J.P. Morgan Chase & Co. (Agreement
                dated 06/30/03 collateralized by
                U.S. Treasury Note 6.750%, due 05/15/05;
                $1,000,028 to be received upon maturity)     07/01/03     1.000          1,000,000
      300,000  Bear Stearns & Co., Inc. (Agreement dated
                06/30/03 collateralized by
                U.S. Treasury Note 1.625%, due 04/30/05;
                $300,007 to be received upon maturity)       07/01/03     0.850            300,000
                                                                                   ---------------
               TOTAL REPURCHASE AGREEMENTS                                               1,300,000
                                                                                   ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                       99.8%   $ 3,415,402,763
OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.2          6,262,232
                                                                          -----   ----------------
NET ASSETS                                                                100.0%   $ 3,421,664,995
                                                                          =====    ===============

* Variable rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2003 coupon rate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost                                         $  3,415,402,763
   Interest receivable                                                           6,661,468
   Prepaid expenses                                                                100,632
                                                                          ----------------
       TOTAL ASSETS                                                          3,422,164,863
                                                                          ----------------

LIABILITIES:
   Due to bank                                                                       1,750
   Payables for:
     Investment advisory fees                                                      275,990
     Administrative fees                                                            96,596
     Custody fees                                                                   81,921
     Professional fees                                                              36,702
     Board of Trustees' fees                                                         4,053
     Accrued expenses and other liabilities                                          2,856
                                                                          ----------------
       TOTAL LIABILITIES                                                           499,868
                                                                          ----------------

NET ASSETS                                                                $  3,421,664,995
                                                                          ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
For the year ended June 30, 2003 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                             $     52,175,968
                                                                          ----------------
   EXPENSES:
     Investment advisory fees                                                    3,351,976
     Administrative fees                                                         1,173,192
     Custody fees                                                                  459,999
     Board of Trustees' fees                                                        58,735
     Professional fees                                                              34,133
     Miscellaneous expenses                                                        116,338
                                                                          ----------------
       TOTAL EXPENSES                                                            5,194,373
       Fees paid indirectly                                                         (3,753)
                                                                          ----------------
       NET EXPENSES                                                              5,190,620
                                                                          ----------------
   NET INVESTMENT INCOME                                                  $     46,985,348
                                                                          ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

STATEMENT OF CHANGE IN NET ASSETS (expressed in U.S. dollars)

                                                                     FOR THE               FOR THE
                                                                    YEAR ENDED            YEAR ENDED
                                                                  JUNE 30, 2003         JUNE 30, 2002
                                                                ------------------    ------------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income                                      $       46,985,348    $       82,910,432
                                                                ------------------    ------------------
   Capital Transactions:
     Proceeds from contributions                                    11,833,968,310        13,386,287,999
     Value of withdrawals                                          (11,332,869,201)      (12,953,627,641)
                                                                ------------------    ------------------
       Net increase in net assets resulting from
         capital transactions                                          501,099,109           432,660,358
                                                                ------------------    ------------------
       Total increase in net assets                                    548,084,457           515,570,790

NET ASSETS:
   Beginning of year                                                 2,873,580,538         2,358,009,748
                                                                ------------------    ------------------
   END OF YEAR                                                  $    3,421,664,995    $    2,873,580,538
                                                                ==================    ==================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------------------
                                                         2003            2002             2001            2000           1999
                                                    -------------     -----------     ------------   -------------   -------------
Total return                                                 1.44%           2.47%            5.95%           5.70%           5.11%
Ratios/Supplemental Data:
   Net assets, end of year
     (000's omitted)                                $   3,421,665     $ 2,873,581     $  2,358,010   $   1,602,484   $   1,075,162
   Expenses as a percentage of
     average net assets:
     Net expenses paid by Portfolio                          0.15%           0.16%            0.15%           0.21%           0.21%
     Expense offset arrangement                              0.00%(1)        0.00%(1)         0.01%              -               -
                                                    -------------     -----------     ------------   -------------   -------------
       Total expenses                                        0.15%           0.16%            0.16%           0.21%           0.21%
   Ratio of net investment income to
     average net assets                                      1.40%           2.39%            5.64%           5.60%           4.98%

----------
(1) Amount is less than 0.01%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (expressed in U.S. dollares)

1. ORGANIZATION AND ACCOUNTING POLICIES. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

   C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

   D. OTHER. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2003, the Portfolio incurred $3,351,976 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2003, the Portfolio incurred $1,173,192 for administrative services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2003, the Portfolio incurred $58,735 for the Trustees' fees.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2003, the Portfolio incurred $459,999 for custody services. These fees were reduced by $3,753 as a result of an expense offset arrangement with the Portfolio's custodian.

BBH U.S. MONEY MARKET PORTFOLIO

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Portfolio as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP


Boston, Massachusetts
August 15, 2003

BBH U.S. MONEY MARKET PORTFOLIO

SUPPLEMENTAL PROXY INFORMATION
June 30, 2003 (unaudited)

On August 9, 2002 and through a written consent, the undersigned holder of record of interests in the BBH U.S. Money Market Portfolio (the "Portfolio"), acting pursuant to Section 9.8 of the Declaration of Trust of the Portfolio dated as of June 15, 1993, and, if applicable, the authority of its investors, does hereby approve and consent to the following actions, which approval and consent shall for all purposes be treated as a vote taken at a meeting of holders duly called for such purpose:

PROPOSAL 1:

   Resolved: That the Portfolio's fundamental policy regarding borrowing is hereby modified in its entirety as follows:

   The Portfolio may not borrow money, except as permitted by the Investment Company Act of 1940, as amended, and rules thereunder.

   Percentage of interest constituting approval, if less than 100%:     96%

PROPOSAL 2:

   Resolved: That the Portfolio's fundamental policy regarding investments in restricted securities is hereby replaced in its entirety with the following non-fundamental policy, which may be changed by the Trustees of the Portfolio without Holder approval:

   The Portfolio may not invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities.

   Percentage of interest constituting approval, if less than 100%:     96%

PROPOSAL 3:

   Resolved: That the Portfolio's fundamental policy regarding investments in other investment companies is hereby replaced in its entirety with the following non-fundamental policy, which may be changed by the Trustees of the Portfolio without Holder approval:

   The Portfolio may not purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that it may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended.

   Percentage of interest constituting approval, if less than 100%:     96%

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO

(unaudited)

Information pertaining to Trustees of the Portfolio and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of U.S. BBH Money Market Portfolio includes additional information about the Portfolio's Trustees and is available upon request without charge through your financial advisor.

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                                             AND                                             FUND             TRUSTEE/
NAME,                    POSITION(S)         LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Trustees

Joseph V. Shields Jr.     Chairman of       Since        Managing Director, Chairman        13               None
(aged 65)                 the Board         1990         and Chief Executive Officer of
Shields & Company         and Trustee                    Shields & Company (registered
140 Broadway                                             broker-dealer and member of
New York, NY 10005                                       New York Stock Exchange);
                                                         Chairman of Capital Management
                                                         Associates, Inc. (registered
                                                         investment adviser); Vice
                                                         Chairman and Trustee of New
                                                         York Racing Association;
                                                         Director of Flowers
                                                         Industries, Inc. (diversified
                                                         food company).

Eugene P. Beard           Trustee           Since        Retired; Vice Chairman-Finance/    13               Director of Old
(aged 68)                                   1993         Operations and CFO (until                           Westbury Funds (5);
The Interpublic Group                                    February 2002); Special Advisor                     Trustee of Sandhill
of Companies, Inc.,                                      (February 2002 to present), The                     Investment Fund II.
372 Danbury Road                                         Interpublic Group of
2nd Floor                                                Companies, Inc.
Wilton, CT 06897

Richard Carpenter         Trustee           Since        Retired; Director of               13               None
(aged 70)                                   1999         Investments, Pennsylvania
10820 North                                              Public School Employees'
La Quinta Drive                                          Retirement System (until
Tucson, AZ 85737                                         December 1997).

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                                            AND                                             FUND             TRUSTEE/
NAME,                     POSITION(S)       LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
David P. Feldman          Trustee           Since        Retired; Chairman and CEO of       13               Director of
(aged 63)                                   1999         AT&T Investment Management                          Dreyfus Mutual
3 Tall Oaks Drive                                        Corporation (until May 1997);                       Funds (59 Funds)
Warren, NJ 07059                                         Director of Jeffrey Co. (1992
                                                         to present); Director of QMED
                                                         (1999 to present).

J. Angus Ivory            Trustee           Since        Retired; Director of Brown         13               None
(aged 71)                                   1990         Brothers Harriman Ltd.
Greenway Farm,                                           (subsidiary of Brown Brothers
Tockenham, Swindon,                                      Harriman & Co.) (until
Wiltshire, SN4 7PP                                       December 2001); Advisor, RAF
England                                                  Central Fund (1992-June 2003).

Alan G. Lowy              Trustee           Since        Private Investor.                  13               None
(aged 64)                                   1993
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger    Trustee           Since        Retired; Executive Vice            13               None
(aged 64)                                   1992         President and Chief Financial
503 Darlington Road                                      Officer of Richard K. Mellon
Ligonier, PA 15658                                       and Sons (until June 1998);
                                                         Vice President and Treasurer
                                                         of Richard King Mellon
                                                         Foundation (until June 1998);
                                                         Trustee, R.K. Mellon Family
                                                         Trusts (1981-June 2003);
                                                         General Partner, Mellon Family
                                                         Investment Company IV, V and
                                                         VI (1983-2002); Director of
                                                         Aerostructures Corporation
                                                         (aircraft manufacturer)
                                                         (1996-July 2003).

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                                            AND                                             FUND             TRUSTEE/
NAME,                     POSITION(S)       LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Officers

Charles Izard             President         Since        President of the Trust, BBH        N/A              N/A
(aged 44)                                   2003         Common Settlement Fund, Inc.,
140 Broadway                                             BBH Common Settlement Fund II,
New York, NY 10005                                       Inc., BBH Fund, Inc. and the
                                                         BBH U.S. Money Market Portfolio
                                                         (since November 2002);
                                                         Managing Director
                                                         (since January 2001), Senior
                                                         Vice President (1995-December
                                                         2000) of Brown Brothers
                                                         Harriman & Co. ("BBH & Co.")

Michael D. Martins        Vice President,   Since        Vice President, Treasurer,         N/A              N/A
(aged 37)                 Treasurer,        2002         Principal Accounting
140 Broadway              Principal                      Officer and Principal Financial
New York, NY 10005        Accounting                     Officer of the Trust, BBH
                          Officer and                    Common Settlement Fund, Inc.,
                          Principal                      BBH Common Settlement Fund II,
                          Financial                      Inc., BBH Fund, Inc. and the
                          Officer                        BBH U.S. Money Market
                                                         Portfolio; Vice President
                                                         (since April 2002) and
                                                         Assistant Vice President
                                                         (December 1996-March 2002) of
                                                         BBH & Co.

Gail C. Jones             Secretary         Since        Secretary of the Trust, BBH        N/A              N/A
(aged 49)                                   2002         Common Settlement Fund, Inc.,
1001 Liberty Avenue                                      BBH Common Settlement Fund II,
Pittsburgh, PA                                           Inc., BBH Fund, Inc. and the
15222-3779                                               BBH U.S. Money Market Portfolio
                                                         (since August 2002); Counsel,
                                                         ReedSmith, LLP (since October
                                                         2002); Corporate Counsel
                                                         January 1997 to September 2002
                                                         and Vice President January
                                                         1999 to September 2002 of
                                                         Federated Services Company.

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                                            AND                                             FUND             TRUSTEE/
NAME,                     POSITION(S)       LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Peter J. Germain          Vice President    Since        Vice President of the Trust,       N/A              N/A
(aged 43)                                   2002         BBH Common Settlement Fund,
1001 Liberty Avenue                                      Inc., BBH Common Settlement
Pittsburgh, PA                                           Fund II, Inc., BBH Fund, Inc.
15222-3779                                               and the BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Senior Vice President,
                                                         Federated Services Company
                                                         (since November 1997).

Judith J. Mackin          Vice President    Since        Vice President of the Trust,       N/A              N/A
(aged 43)                                   2002         BBH Common Settlement Fund,
1001 Liberty Avenue                                      Inc., BBH Common Settlement
Pittsburgh, PA                                           Fund II, Inc., BBH Fund, Inc.
15222-3779                                               and the BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Vice President of Federated
                                                         Services Company (since
                                                         November 1997)

Victor Siclari            Assistant         Since        Assistant Secretary of the         N/A              N/A
(aged 41)                 Secretary         2002         Trust, BBH Common Settlement
1001 Liberty Avenue                                      Fund, Inc., BBH Common
Pittsburgh, PA                                           Settlement Fund II, Inc., BBH
15222-3779                                               Fund, Inc. and the BBH U.S.
                                                         Money Market Portfolio (since
                                                         August 2002); Partner,
                                                         ReedSmith, LLP (since October
                                                         2002); Vice President (March
                                                         1996 to September 2002) and
                                                         Senior Corporate Counsel (July
                                                         1998 to September 2002) of
                                                         Federated Investors, Inc.

Nancy D. Osborn           Assistant         Since        Assistant Secretary of the         N/A              N/A
(aged 37)                 Secretary         2002         Trust, BBH Common Settlement
140 Broadway                                             Fund, Inc., BBH Common
New York, NY 10005                                       Settlement Fund II, Inc., BBH
                                                         Fund, Inc. and the BBH U.S.
                                                         Money Market Portfolio (since
                                                         August 2002); Assistant Vice
                                                         President (since April 2003)
                                                         and Associate of BBH & Co
                                                         (April 1996-March 2003).

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                                            AND                                             FUND             TRUSTEE/
NAME,                     POSITION(S)       LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
John C. Smith             Assistant         Since 2002   Assistant Treasurer of             N/A              N/A
(age 37)                  Treasurer                      the Trust, BBH Common
50 Milk Street                                           Settlement Fund, Inc., BBH
Boston, MA 02109                                         Common Settlement Fund II,
                                                         Inc., BBH Fund, Inc. and the
                                                         BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Assistant Vice President
                                                         (since September 2001),
                                                         Associate (September
                                                         2000-August 2001) and Senior
                                                         Analyst (June 1999 - August
                                                         2000) of BBH & Co.; Manager,
                                                         Fund Administration, State
                                                         Street Bank and Trust Company
                                                         (June 1997 - May 1999).

Gregory Lomakin           Assistant         Since 2002   Assistant Treasurer of the         N/A              N/A
(aged 38)                 Treasurer                      Trust, BBH Common Settlement
50 Milk Street                                           Fund, Inc., BBH Common
Boston, MA 02109                                         Settlement Fund II, Inc., BBH
                                                         Fund, Inc. and the BBH U.S.
                                                         Money Market Portfolio (since
                                                         August 2002); Vice President
                                                         (since April 2003), Assistant
                                                         Vice President (April 2001-
                                                         March 2003), and Associate (May
                                                         1992-March 2001) of BBH & Co.

# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Trust, which has four series, and BBH Fund, Inc., which has six series, are each counted as one "fund" for purposes of this table.

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2003 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) The Portfolio?s board has designated two members of the audit committee as financial experts.
b) The independent audit committee members
 Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)  The Portfolio has a separately designated audit committee.
   The members of the audit committee are:
  Eugene P. Beard ,Richard Carpenter, David P. Feldman,
 J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, Charles O. Izard, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made,
 in light of the circumstances
      under which such statements were made
, not misleading with respect to
      the period covered by this report;

3.    Based on my knowledge, the financial
statements and other financial
      information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment
 Company Act of 1940) for
      the registrant and have:

	a.  designed such disclosure controls
 and procedures to ensure that
          material information relating to the
 registrant, including its
          consolidated subsidiaries, is made
 known to us by others within
          those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the
 registrant's auditors and the
      audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b.  any fraud, whether or not material, tha
t involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were
 significant changes in internal
      controls or in other factors that could
 significantly affect internal
      controls subsequent to the date of
our most recent evaluation,
      including any corrective actions
 with regard to significant
      deficiencies and material
 weaknesses.



Date: August 29, 2003


/s/ Charles O. Izard
===============================
Charles O. Izard
President - Principal Executive Officer


I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2.    Based on my knowledge, this report does
 not contain any untrue
      statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial
statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
 (as defined in rule 30a-2(c) under the
 Investment Company Act of 1940) for
 the registrant and have:

a.  designed such disclosure controls
 and procedures to ensure that material
 information relating to the registrant,
 including its consolidated subsidiaries
, is made known to us by others within
 those entities, particularly during the
 period in which this report is being prepared;

b.  evaluated the effectiveness of the
 registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors
 (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b.  any fraud, whether or not material,
 that involves management or other
 employees who have a significant
 role in the registrant's internal
controls; and

6.    The registrant's other certifying
 officer and I have indicated in this
 report whether or not there were
 significant changes in internal
 controls or in other factors tha could
 significantly affect internal controls
 subsequent to the date of our most
 recent evaluation, including any
 corrective actions with regard to
 significant deficiencies and material weaknesses.



Date: August 29, 2003



/s/ Michael D. Martins
============================
Michael D. Martins
Treasurer - Principal Financial Officer


                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH U.S. Money Market Portfolio
 ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended
 6/30/03 (the "Report") fully complies
with the  requirements of Section 13(a)
 or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Dated: August 29, 2003



/s/ Charles O. Izard
===============================
Charles O. Izard
Title: President, Principal Executive Officer



Dated: August 29, 2003



/s/ Michael D. Martins
==============================
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH US MONEY MARKET PORTFOLIO
             -------------------------------------


By (Signature and Title)* /s/ Charles O. Izard
                           -----------------------------------------------------
                           Charles Izard, President
                           (Principle Executive Officer)
Date:  8/29/03_____


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: 8/29/03___________


* Print name and title of each signing officer under his or her signature.